Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The Company’s financial statements include a total state tax benefit of $19,544 and $22,247 on a loss before income taxes of $5,245,989 and $24,477,008 for the years ended December 31, 2013 and 2014, respectively. A reconciliation of the difference between the benefit for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	Year Ended December 31,
	2013		2014
Federal statutory rate	$(1,783,637)	34.0%	$(8,322,268)	34.0%
Effect of:
Change in valuation allowance	2,013,636	(38.4)	8,047,512	(32.9)
State income taxes	(394,912)	7.5	(1,459,773)	6.0
Underwriter warrant liability	(454,698)	8.7	575,495	(2.4)
State research and development credit	(19,544)	0.4	(22,497)	0.1
Federal research and development credit	(132,681)	2.5	(804,916)	3.3
Preferred stock warrant liability	136,000	(2.6)	1,723,800	(7.0)
Conversion Feature and Put Option on 2013 Convertible Notes	462,400	(8.8)	307,864	(1.3)
Interest expense	51,676	(1.0)	(51,676)	0.2
Other	102,216	(1.9)	(16,038)	0.1

Federal income tax provision effective rate	$(19,544)	0.4%	$(22,497)	0.1%

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets relating to:
Net operating loss carryforwards	$9,606,253	$16,389,697
Research and development tax carryforward	898,813	1,792,778
Compensation	75,872	83,377

Total gross deferred tax assets	10,580,938	18,265,852

Deferred tax liabilities relating to:
Property and equipment	175,891	169,469

Total gross deferred tax liabilities	175,891	169,469

Deferred tax assets less liabilities	10,405,047	18,096,383
Valuation allowance	(10,405,047)	(18,096,383)

Net deferred tax asset (liability)	$–	$–

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences in the future.

The Company had the following federal net operating loss carryforward and research activities credits as of December 31, 2014:

Year Incurred	Net Operating Loss	Research Activities Credit	Expiration
2007	$454,280	$29,977	2027
2008	1,178,096	64,677	2028
2009	3,060,387	175,635	2029
2010	3,423,056	149,246	2030
2011	9,928,651	176,585	2031
2012	–	170,012	2032
2013	4,521,783	132,681	2033
2014	15,801,891	893,965	2034

	$38,368,144	$1,792,778

The Company also has certain state net operating loss carryforwards, primarily from Iowa, where $38,289,880 of net operating loss carryforwards exist that expire between 2027 and 2034. Due to potential ownership changes that may have occurred or would occur in the future, IRC Section 382 may place additional limitations on the Company’s ability to utilize the net operating loss carryforward.

Financial Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, uses the term “more likely than not” to evaluate whether or not a tax position will be sustained upon examination. The Company has not identified any tax positions that do not meet the more likely than not threshold.